CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Fair Value Measurement [Abstract]
Schedule of classification of each class of financial assets/liabilities

	Level 1	Level 2	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000
June 30, 2022
Loans and receivables at amortised cost
Trade receivables	12,793	-	12,793	12,793
Cash and cash equivalents	10,453	-	10,453	10,453
Finance lease receivable	200	-	200	200

	23,446	-	23,446	23,446

Liabilities at amortised cost
Exchangeable note	-	(210)	(210)	(210)
Senior secured term loan	-	(43,990)	(43,990)	(43,990)
Convertible loan note	-	(13,372)	(13,372)	(13,372)
Lease liabilities	(14,541)	-	(14,541)	(14,541)
Trade and other payables (excluding deferred income)	(11,704)	-	(11,704)	(11,704)
Provisions	(50)	-	(50)	(50)

	(26,295)	(57,572)	(83,867)	(83,867)

Fair value through profit and loss (FVPL)

Derivative financial asset – early repayment option	-	140	140	140
Derivative financial liability – warrant	-	(2,002)	(2,002)	(2,002)

	-	(1,862)	(1,862)	(1,862)

	(2,849)	(59,434)	(62,283)	(62,283)

	Level 1	Level 2	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000
December 31, 2021
Loans and receivables at amortised cost
Trade receivables	13,290	-	13,290	13,290
Cash and cash equivalents	25,910	-	25,910	25,910
Finance lease receivable	293	-	293	293

	39,493	-	39,493	39,493

Liabilities at amortised cost
Exchangeable note	-	(83,312)	(83,312)	(83,312)
Lease liabilities	(15,845)	-	(15,845)	(15,845)
Trade and other payables (excluding deferred income)	(14,986)	-	(14,986)	(14,986)
Provisions	(50)	-	(50)	(50)

	(30,881)	(83,312)	(114,193)	(114,193)

	8,612	(83,312)	(74,700)	(74,700)